Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of the Provision for Income Taxes

The components of the provision for income taxes for the year ended December 31, 2023, 2022, and 2021 consisted of the following:

	For the Year Ended December 31,
	2023	2022	2021
Current:
Taiwan	$21,530	$-	$-
Total current	21,530	-	-
Deferred:
Taiwan	-	-	-
Total deferred	-	-	-
Total income tax expense	$21,530	$-	$-

Schedule of Reconciliations of the Statutory Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	2023	2022	2021
Statutory income tax (benefit) expense*	24.38%	(18.82)%	(3.43)%
Temporary differences	(13.10)%	-%	-%
Valuation allowance	-%	18.82%	3.43%
Total	11.28%	-%	-%

*	The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Company’s branch and entities operate.